Annual Total Returns - Eaton Vance National Ultra-Short Municipal Income Fund	Mar. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2011	9.53%
2012	4.46%
2013	(3.22%)
2014	0.94%
2015	(0.62%)
2016	0.60%
2017	1.10%
2018	1.48%
2019	1.68%
2020	0.01%